BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2012
Basis Of Presentation [Abstract]
Significant Accounting Policies

NOTE 1 – Basis of presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position and results of operations of Teva Pharmaceutical Industries Limited (“Teva” or the “Company”). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2011, as filed with the Securities and Exchange Commission. The results of operations for the three months ended March 31, 2012 are not necessarily indicative of results that could be expected for the entire fiscal year.